UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended:  September 30, 2002
Check here if Amendment   [ x ]; Amendment number: [ 11 ]
This Amendment (Check only one): [ ] is a restatement. [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	The Southern Fiduciary Group Inc.
Address:  2325 Crestmoor Road, Suite 202
          P.O. Box 158947
          Nashville, Tennessee 37215
13F File Number:  28-2983
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    October 28, 2002
Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report
List of Other Managers Reporting for this Manager:
NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE
REPORT SUMMARY;
NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  49
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $107,111

LIST OF OTHER INCLUDED MANAGERS:
NONE

                         TITLE                  VALUE     SHARES/  SH/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  DSCRETN  MNGERS  SOLE  SHARED  NONE
-------------------------------------    -------  -------- -------  --- -----  -----     ------------------

Acuity Brnds Inc         COM       00508Y102     1251     102000    SH    SOLE   None    39400        62600
Allegheny Tech           COM       01741R102      116      16795    SH    SOLE   None     5900        10895
Am Retirement Corp       COM       028913101     3088    1715500    SH    SOLE   None   565000      1150500
Bancorp South            COM       059692103      236      12000    SH    SOLE   None     8200         3800
Belo Corp Cl A           COM       080555105     4374     199893    SH    SOLE   None   113200        86693
Berkshire Hath Cl B      COM       084670207    17879       7253    SH    SOLE   None     3200         4053
Berry Petroleum 'A'      COM       085789105     4720     277820    SH    SOLE   None   188700        89120
Calif Coastl Comm        COM       129915104       70      17790    SH    SOLE   None     7800         9990
Coca-Cola Co             COM       191216100      408       8497    SH    SOLE   None     4200         4297
Correc Crp of Am         COM       22025Y100     2233     158938    SH    SOLE   None    58700       100238
Crawford & Co 'A'        COM       224633206       63      12207    SH    SOLE   None     8300         3907
Crawford & Co 'B'        COM       224633107      133      21021    SH    SOLE   None     9200        11821
Fairfax Financial Hldg   COM       303901102     8577     114900    SH    SOLE   None    50100        64800
General Mtr Hughes Elect COM       370442832     1943     212300    SH    SOLE   None   120300        92000
Gillette Co              COM       375766102      774      26148    SH    SOLE   None    12000        14148
Glatfelter               COM       377316104      470      40700    SH    SOLE   None    14400        26300
Greater China            COM       39167B102       84      10600    SH    SOLE   None     4600         6000
GTECH Holdings           COM       400518106     9140     368270    SH    SOLE   None   250200       118070
Hancock Fabrics          COM       409900107      163      10100    SH    SOLE   None     8300         1800
Hanson PLC               COM       411352305      463      18000    SH    SOLE   None     7900        10100
HCC Ins Hldgs            COM       404132102     4169     173640    SH    SOLE   None   118000        55640
HomeFed                  COM       43739D208       17      17659    SH    SOLE   None     6700        10959
Intl Flavor & Fragrn     COM       459506101      959      30100    SH    SOLE   None    15200        14900
Japan Equity             COM       471057109       83      20000    SH    SOLE   None     7400        12600
Japan Smaller Cap Fd     COM       471091108       63      11500    SH    SOLE   None     7900         3600
LabOne                   COM       50540L105    13280     821775    SH    SOLE   None   358500       463275
Lee Enterprises          COM       523768109     1749      53228    SH    SOLE   None    23200        30028
Legacy Hotels            COM       524919107      761     145000    SH    SOLE   None    82100        62900
Leucadia Natl Corp       COM       527288104      707      20800    SH    SOLE   None     8000        12800
Liberty Media            COM       530718105      108      15000    SH    SOLE   None    10200         4800
Loews Corp               COM       540424108     1475      34380    SH    SOLE   None    13100        21280
McCormick & Co           COM       579780206      342      15000    SH    SOLE   None     7200         7800
Media General            COM       584404107      264       5200    SH    SOLE   None     3500         1700
Millea Holdings Inc      COM       60032R106      317       8100    SH    SOLE   None     5000         3100
Natl Health Investors    COM       63633D104     6432     421786    SH    SOLE   None   136000       285786
Natl Health Realty       COM       635905102      511      32397    SH    SOLE   None    12700        19697
Natl Healthcare Corp     COM       635906100      544      30293    SH    SOLE   None    17200        13093
Pall Corp                COM       696429307     1505      95300    SH    SOLE   None    41600        53700
Philip Morris Cos        COM       718154107     6806     175423    SH    SOLE   None    67900       107523
Ryerson Tull Inc         COM       783755101      711     110593    SH    SOLE   None    62700        47893
Scripps E W Co Cl A      COM       811039106     1542      22245    SH    SOLE   None     9700        12545
Syntroleum Corp          COM       871630109     1949    1174105    SH    SOLE   None   797600       376505
Tidewater Inc            COM       886423102     2016      74703    SH    SOLE   None    26700        48003
Trustmark Corp           COM       898402102      282      12364    SH    SOLE   None     4000         8364
Vulcan Materials         COM       929160109      597      16498    SH    SOLE   None     7200         9298
Wal-Mart Stores          COM       931142103      650      13200    SH    SOLE   None     4900         8300
Washington Post 'B'      COM       939640108      564        869    SH    SOLE   None      300          569
Wesco Financial          COM       950817106      641       2083    SH    SOLE   None     1200          883
White Mountain Insur     COM       G9618E107     1882       6392    SH    SOLE   None     2500         3892
TOTAL                                          107111